FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2005

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Sandra Satz
         -----------------------

Title:
         -----------------------

Phone:   212-446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Sandra Satz                        New York, New York       August 9, 2005
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   60
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Form 13F Information Table Value Total:   $ 334,689  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
--------------------------------------------------------------------------------

          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                  June 30, 2005


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alleghany Corp Del               COM            017175100         1479       4978   SH        Sole                 4978
Altria Group Inc                 COM            02209s103        26150     404421   SH        Sole               404421
Amgen Inc                        COM            031162100         5575      92214   SH        Sole                92214
Anadarko Pete Corp               COM            032511107        68890     838591   SH        Sole               838591
Associated Banc Corp             COM            045487105          954      28408   SH        Sole                28408
Biogen Idec Inc                  COM            09062x103         8232     238950   SH        Sole               238950
Brooklyn Federal Bancorp Inc     COM            114039100          230      21498   SH        Sole                21498
Cap Rock Energy Corp             COM            13910R102         1468      80000   SH        Sole                80000
Capitol Fed Finl                 COM            14057C106         5928     171937   SH        Sole               171937
Cardinal Health Inc              COM            14149Y108          864      15000   SH        Sole                15000
Celestica Inc                    Sub Vtg Shs    15101Q108          634      47423   SH        Sole                47423
Charter Finl Corp West Pt Ga     COM            16122M100        17456     499597   SH        Sole               499597
Ciena Corp                       COM            171779101          442     211703   SH        Sole               211703
Commercial Federal Corporati     COM            201647104          438      12991   SH        Sole                12991
Conexant Systems Inc             COM            207142100          760     472178   SH        Sole               472178
Deutsche Telekom AG              Sponsored ADR  251566105         1619      87912   SH        Sole                87912
Ebay Inc                         COM            278642103         2691      81516   SH        Sole                81516
Erie Indty Co                    CLA            29530P102        28461     524633   SH        Sole               524633
Fair Isaac Corp                  COM            303250104         1392      38131   SH        Sole                38131
Fifth Third Bancorp              COM            316773100         1805      43852   SH        Sole                43852
First Banctrust Corp             COM            31868f102          582      46101   SH        Sole                46101
First Cmnty Corp SC              COM            319835104          647      35478   SH        Sole                35478
First Ctzns Bancshares Inc N     CLA            31946M103          928       6423   SH        Sole                 6423
First Fed Bankshares Inc DEL     COM            32020V100          439      21420   SH        Sole                21420
First Fed of Northn Mich         COM            32021x105         1383     151972   SH        Sole               151972
   Bancor
Freescale Semiconductor          COM CLA        35687m107        15210     723975   SH        Sole               723975
General Elec Co                  COM            369604103         3414      98520   SH        Sole                98520
Gilette Co                       COM            375766102         1924      38000   SH        Sole                38000
Gouverneur Bancorp               COM            383584109          306      22700   SH        Sole                22700
Hawaiian Holdings Inc            COM            419879101         1715     423500   SH        Sole               423500
Hudson City Bancorp              COM            443683107        22820    2000000   SH        Sole              2000000
IAC Interactivedatacorp          COM            44919p102         2184      90939   SH        Sole                90939
Jds Uniphase Corp                COM            46612j101           71      47000   SH        Sole                47000
Jefferson Bancshares Inc Ten     COM            472375104         3220     251527   SH        Sole               251527
Joy Global Inc                   COM            481165108         1173      34918   SH        Sole                34918
Kearny Finl Corp                 COM            487169104        15709    1331237   SH        Sole              1331237
KFed Bancorp                     COM            48246s101          219      18002   SH        Sole                18002
Lesco Inc Ohio                   COM            526872106         2954     234535   SH        Sole               234535
Maxxam Inc                       COM            577913106          679      29300   SH        Sole                29300
McDermott Int Inc                COM            580037109        12159     579000   SH        Sole               579000
New York Cmnty Bancorp Inc       COM            649445103         1338      73825   SH        Sole                73825
Northwest Bancorp Inc Pa         COM            667328108        15354     722212   SH        Sole               722212
Novelis Inc                      COM            67000x106        19830     772200   SH        Sole               772200
Pathfinder Bancorp Inc           COM            70320A103          459      32200   SH        Sole                32200
Pg&e Corp                        COM            69331c108         8592     228866   SH        Sole               228866
PSB Hldgs Inc                    COM            69360w108         2379     232144   SH        Sole               232144
River Vy Bancorp                 COM            768475105          958      44732   SH        Sole                44732
Sanmina Sci Corp                 COM            800907107         2007     366879   SH        Sole               366879
Sierra Pac Res New               COM            826428104         3121     250700   SH        Sole               250700
Solectron  Corp                  COM            834182107          213      56159   SH        Sole                56159
Sycamore Networks Inc            COM            871206108         2686     778435   SH        Sole               778435
Symantec Corp                    COM            871503108          414      19065   SH        Sole                19065




Taylor Cap Group Inc             COM            876851106         1177      30000   SH        Sole                30000
Texas Instrs                     COM            882508104          529      18850   SH        Sole                18850
Verisign Inc                     COM            92343e102         2082      72400   SH        Sole                72400
Veritas Software Corp            COM            923436109          414      16960   SH        Sole                16960
Viad Corp                        COM NEW        92552r406          708      25000   SH        Sole                25000
Wayne Svgs Bancshares Inc N      COM            94624q101         2459     153500   SH        Sole               153500
Willow Grove Bancorp Inc New     COM            97111w101         1070      73016   SH        Sole                73016
Yahoo Inc                        COM            984332106         5695     164362   SH        Sole               164362